Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended	45 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000149406 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	26.64%			10.30%	9.07%
C000149407 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	34.10%			11.37%	8.59%
C000149409 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	25.66%			12.16%	12.66%
C000149410 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	36.32%			9.77%	10.85%
C000238811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	19.92%		19.00%
C000246653 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	19.25%	21.11%
C000246654 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	28.34%	21.67%
MSCI World ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (Net)
Average Annual Return, Percent	25.00%			9.62%	9.53%
MSCI Emerging Markets Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	36.44%			8.03%	9.19%
Russell 1000 Index Gross [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (Gross)
Average Annual Return, Percent	18.94%	21.59%	19.81%	12.12%	14.82%
Russell 3000 Index Gross [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (Gross)
Average Annual Return, Percent	19.60%			11.82%	14.56%
Hartford Risk Optimized Multifactor Developed Markets ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index
Average Annual Return, Percent	26.89%			10.50%	9.23%
Hartford Multifactor Emerging Markets Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hartford Multifactor Emerging Markets Equity Index
Average Annual Return, Percent	35.03%			12.34%	0.00%	[1]
Hartford Multifactor Large Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hartford Multifactor Large Cap Index
Average Annual Return, Percent	25.91%			12.30%	0.00%	[2]
Russell 2000 Index Gross [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index (Gross)
Average Annual Return, Percent	34.18%			7.11%	10.64%
Hartford Multifactor Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hartford Multifactor Small Cap Index
Average Annual Return, Percent	36.79%			10.15%	0.00%	[3]
Hartford Disciplined US Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hartford Disciplined US Equity Index
Average Annual Return, Percent	20.18%		19.24%
Hartford US Quality Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hartford US Quality Growth Index
Average Annual Return, Percent	19.56%	21.44%
Russell 1000 Growth Index Gross [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index (Gross)
Average Annual Return, Percent	8.03%	21.12%
Russell 1000 Value Index Gross [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index (Gross)
Average Annual Return, Percent	31.19%	21.26%
Hartford US Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hartford US Value Index
Average Annual Return, Percent	28.78%	22.00%

[1]	The Hartford Multifactor Emerging Markets Equity Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.
[2]	The Hartford Multifactor Large Cap Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.
[3]	The Hartford Multifactor Small Cap Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.